Borrowings	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
BORROWINGS

NOTE 11 – BORROWINGS

Short-term borrowings consisted of the following:

	Maturity	Interest Rate	March 31, 2025	March 31, 2024

Syndicated Loans (1)	March 2026	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%	$52,241,749	$51,912,050
Resona Bank (2)	March 2026	3.40%-3.55%	1,331,000	1,322,600
Best Life Technology	July 2025	5.6%	2,750,743	-
Loan from HSBC (3)	April 2025 – January 2026	5.90% - 6.15%	1,579,715	-
Total short-term borrowings			$57,903,207	$53,234,650

The terms of the various loan agreements related to short-term borrowings contain certain restrictive covenants which, among other things, require the Company to maintain specified ratios of debt to tangible net assets and debt service coverage, and positive net income. The terms also prohibit the Company from entering into transactions that may have a significant adverse impact on the Company’s ability to fulfil its loan obligations, including but not limited to, reorganization of the Company or its subsidiaries, transferring part or all of the Company’s business or assets to third parties, or receiving part or all of business or assets from other third-party companies. The Company was in compliance with such covenants as of the March 31, 2025 and 2024.

^	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.

(1)	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. In March 2024, the Company repaid ¥300.0 million, and subsequently, the Company made multiple loan extensions with the banks and extended the loans with a new maturity date of March 31, 2026. The interest rate remained at TIBOR (1M)+1.20%. As of March 31, 2025, the total outstanding balance of this loan was approximately ¥7.85 billion (approximately $52.2 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.

(2)	The loan is guaranteed by Mr. Kanayama. The Company made multiple loan extensions with the bank and extended the loan with a new maturity date of March 31, 2026.

(3)	Two of the loans were fully repaid upon maturity.

Long-term borrowings consisted of the following:

	Maturity	Interest Rate	March 31, 2025	March 31, 2024

Japan Finance Corporation (1)	April 2026	3.20%	$1,255,660	$1,247,735
BOT Lease Co., Ltd. (2)	March 2028	TIBOR (3M) + 6.0%	1,331,000	1,322,600
MUFG Bank (3)	August 2026	TIBOR (3M) + 0.8%	4,192,650	4,166,190
The Hong Kong and Shanghai Banking Corporation Limited (4)	July 2024 – February 2033	2.750% - 3.375%	345,303	424,126
DFL-Shutoken Leasing (Hong Kong) Company Limited	June 2024 – October 2025	2.990%	83,690	207,105
Total long-term borrowings			$7,208,303	$7,367,756

Current portion of long-term borrowings			$706,531	$1,730,796

Non-current portion of long-term borrowings			$6,501,772	$5,636,960

(1)	The Company made multiple loan extensions with the bank with a new maturity date of April 30, 2026.

(2)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
(3)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as of March 31, 2025 as collateral to safeguard the loan.

(4)	Guaranteed by Mr. Kanayama.

The future maturities of long-term borrowings as of March 31, 2025 were as follows:

12 months ending March 31,
2026	$706,531
2027	1,610,291
2028	4,666,826
2029	74,423
2030	44,280
Thereafter	105,952
Total long-term borrowings	$7,208,303

For the above-mentioned short-term and long-term loans, the Company recorded interest expenses of $1,566,950, $1,588,395, and $2,388,870 for the fiscal years ended March 31, 2025, 2024, and 2023, respectively. The annual weighted average interest rates were 1.69%, 1.19%, and 1.49%for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.